UNAUDITED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly summarized information on the consolidated results of operations

Summarized information on the consolidated results of operations for each of the quarters during the two-year period ended December 31, 2016, follows.

	Quarter ended December 31, 2016	Quarter ended September 30, 2016	Quarter ended June 30, 2016	Quarter ended March 31, 2016
	(In thousands, except per-unit amounts)
Total revenues	$127,083	$95,073	$89,635	$90,571

Net income (loss) attributable to SMLP	$13,901	$1,922	$(50,287)	$(6,454)
Less net income (loss) and IDRs attributable to General Partner	2,379	2,137	935	1,810
Net income (loss) attributable to limited partners	$11,522	$(215)	$(51,222)	$(8,264)

Earnings (loss) per limited partner unit:
Common unit – basic	$0.16	$0.00	$(0.77)	$(0.12)
Common unit – diluted	$0.16	$0.00	$(0.77)	$(0.12)

	Quarter ended December 31, 2015	Quarter ended September 30, 2015	Quarter ended June 30, 2015	Quarter ended March 31, 2015
	(In thousands, except per-unit amounts)
Total revenues (1)	$112,414	$115,201	$86,855	$86,087

Net (loss) income attributable to SMLP (2)(3)	$(220,468)	$23,604	$2,985	$1,667
Less net (loss) income and IDRs attributable to General Partner	(2,469)	2,408	1,891	1,568
Net (loss) income attributable to limited partners	$(217,999)	$21,196	$1,094	$99

(Loss) earnings per limited partner unit:
Common unit – basic	$(3.28)	$0.32	$0.05	$0.00
Common unit – diluted	$(3.28)	$0.32	$0.05	$0.00
Subordinated unit – basic and diluted	$(3.28)	$0.32	$(0.03)	$0.00

(1) Retrospectively adjusted for the impact of the 2016 Drop Down, the Polar and Divide Drop Down and the reclassification of certain revenues for Bison Midstream.

(2) In the quarter ended December 31, 2015, net loss attributable to SMLP includes $248.9 million of goodwill impairments and $1.6 million of long-lived asset impairments.

(3) In the quarter ended September 30, 2015, net income attributable to SMLP includes $20.0 million of additional accruals for environmental remediation expenses and $7.7 million of long-lived asset impairments.

Retrospective adjustments from impact of acquisitions

A reconciliation of total revenues follows.

	Quarter ended September 30, 2015	Quarter ended June 30, 2015	Quarter ended March 31, 2015
	(In thousands)
Total revenues as originally reported	$103,249	$77,274	$68,579
2016 Drop Down	8,644	5,911	4,870
Polar and Divide Drop Down	—	—	8,582
Bison revenue reclass	3,308	3,670	4,056
Total revenues	$115,201	$86,855	$86,087